Employee Benefits (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Employee benefits [Abstract]
Current	$ 929,338	$ 0
Non-current	41,843,524	34,274,997
Total	$ 42,772,862	$ 35,252,855	$ 41,643,938